Property And Equipment, Net	12 Months Ended
Dec. 31, 2013
Property And Equipment, Net [Abstract]
Property And Equipment, Net

7.Property and equipment, net

Property and equipment, net consist of the following at year-end:

	2013	2012

Land	$190,424	$200,340
Buildings and leasehold improvements	727,567	712,908
Equipment	686,744	544,213
Total cost	1,604,735	1,457,461
Total accumulated depreciation	(360,424)	(281,111)
	$1,244,311	$1,176,350

Total depreciation expense for fiscal years 2013, 2012 and 2011 amounted to $96,563,  $77,503 and $57,827, respectively.